LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
LONG-TERM INVESTMENTS
Schedule of long-term investments

	2016
						Share of other
	Percentage of	Beginning	Additions	Share of net		comprehensive
	ownership	balance	(deductions)	profit (loss)	Dividend	income	Ending balance
Long-term investments in associated companies:
Tiphone[a]	24.43	1,404	—	108	(23)	(1)	1,488
Indonusa[b]	20.00	221	—	—	—	—	221
Teltranetc	51.00	71	—	(33)	—	—	38
Melond	51.00	50	(67)	17	—	—	—
PT Integrasi Logistic Cipta Solusi (“ILCS”)[e]	49.00	40	—	2	—	—	42
Others[f]	25.00-49.00	6	—	(6)	—	—	—
Sub-total		1,792	(67)	88	(23)	(1)	1,789
Other long-term investments		15	43	—	—	—	58
Total long-term investments		1,807	(24)	88	(23)	(1)	1,847

	2017
						Share of other
	Percentage of	Beginning	Additions	Share of net		comprehensive
	ownership	balance	(deductions)	profit (loss)	Dividend	income	Ending balance
Long-term investments in associated companies:
Tiphone[a]	24.00	1,488	—	80	(28)	(1)	1,539
Indonusa[b]	20.00	221	—	—	—	—	221
Teltranet[c]	51.00	38	—	(20)	—	—	18
ILCS e	49.00	42	—	1	—	—	43
PT Graha Sakura Nusantara ("GSN")[g]	45.00	—	14	0	—	—	14
Others[f]	25.00 - 49.00	—	4	0	—	0	4
Sub-total		1,789	18	61	(28)	(1)	1,839
Other long-term investments		58	251	—	—	—	309
Total long-term investments		1,847	269	61	(28)	(1)	2,148

Schedule of summarized financial information of the Group’s investments accounted for under the equity method

Summarized financial information of the Group’s investments accounted for under the equity method for 2016:

	Tiphone	Indonusa	Teltranet	ILCS	Others
Statements of financial position
Current assets	7,709	170	66	131	170
Non-current assets	743	444	88	29	771
Current liabilities	(1,248)	(532)	(78)	(73)	(629)
Non-current liabilities	(3,762)	(405)	(2)	(1)	(1,212)
Equity (deficit)	3,442	(323)	74	86	(900)
Statements of profit or loss and other comprehensive income
Revenues	27,310	605	66	116	139
Operating expenses	(26,445)	(583)	(149)	(112)	(264)
Other income (expenses) - net	(231)	(17)	(3)	0	(88)
Profit (loss) before tax	634	5	(86)	4	(213)
Income tax benefit (expense)	(166)	(33)	21	0	—
Profit (loss) for the year	468	(28)	(65)	4	(213)
Other comprehensive income	(5)	7	0	(0)	—
Total comprehensive income for the year	463	(21)	(65)	4	(213)

Summarized financial information of the Group’s investments accounted for under the equity method for 2017:

	Tiphone	Indonusa	Teltranet	ILCS	GSN	Others
Statements of financial position
Current assets	8,084	307	174	145	1	190
Non-current assets	994	415	101	32	185	606
Current liabilities	(2,107)	(877)	(149)	(87)	(27)	(724)
Non-current liabilities	(3,255)	(177)	(90)	(2)	(129)	(1,882)
Equity (deficit)	3,716	(332)	36	88	30	(1,810)
Statements of profit or loss and other comprehensive income
Revenues	27,914	692	209	122	0	106
Operating expenses	(27,217)	(333)	(255)	(116)	(0)	(287)
Other expenses - net	(246)	(364)	(5)	(4)	—	(19)
Profit (loss) before tax	451	(5)	(51)	2	0	(200)
Income tax benefit (expense)	(116)	—	13	1	—	—
Profit (loss) for the year	335	(5)	(38)	3	0	(200)
Other comprehensive income	(3)	—	(0)	(0)	—	—
Total comprehensive income for the year	332	(5)	(38)	3	0	(200)

Tiphone
LONG-TERM INVESTMENTS
Schedule of reconciliation of financial information to the carrying amount of long-term investment in Tiphone

	2016	2017
Assets	8,452	9,078
Liabilities	(5,010)	(5,362)
Net assets	3,442	3,716
Group’s proportionate share of net assets (24.43% in 2016 and 24.00% in 2017)	841	892
Goodwill	647	647
Carrying amount of long-term investment	1,488	1,539